EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings per share [Abstract]
EARNINGS PER SHARE
NOTE 35: EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income for the year attributable to ordinary shareholders after deducting dividends declared to preferred shareholders, by the weighted average number of ordinary shares outstanding during the year (amounts are presented in EUR millions, except share and per share data).

	2013	2014	2015
	Restated(1)	Restated(1)
Net income / (loss) from continuing operations attributable to NBG shareholders	(577)	(2,639)	(3,340)
Gain on redemption of preference shares	-	-	1,067
Net income / (loss) from continuing operations attributable to ordinary shareholders	(577)	(2,639)	(2,273)
Net income / (loss) from disontinued operations attributable to NBG shareholders	614	162	(5,124)
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders	37	(2,477)	(7,397)
Weighted average ordinary shares outstanding for basic and diluted earnings per share	92,460,180	208,228,138	786,381,893

Basic and diluted earnings / (losses) per share from continuing operations	(6.24)	(12.67)	(2.89)
Basic and diluted earnings / (losses) per share from continuing and discontinued operations	0.40	(11.90)	(9.41)

(1) The restatement reflects the reverse split if 1 new share for 15 existing shares in 2015

On November 17, 2015, the Extraordinary General Meeting of the Shareholders approved the reverse split of the ordinary shares at a ratio of 15 existing shares of 0.30 Euro per share to be exchanged for 1 new share of 4.50 Euro per share. On December 9, 2015, within the context of the 2015 Recapitalisation, the Bank issued Non-Cumulative Perpetual Contingently Convertible securities (''CoCos''). The Hellenic Financial Stability Fund (''HFSF'') subscribed these CoCos for the amount of EUR 2,029 million in exchange for part of the debt securities issued by the ESM. The effect of CoCos in the EPS was antidilutive. The terms and conditions of the CoCos are disclosed in Note 25.